CERT NYS
File # 1-38186

NYSE

17010257

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

Received SEC
AUG 11 2017
Washington, DC 20549

August 11, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the following securities of CAPITOL INVESTMENT CORP. IV, under the Exchange Act of 1934.

- Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
- Class A ordinary shares, par value $0.0001 per share
- Redeemable warrants, exercisable for Class A ordinary shares at an exercise price of $11.50 per share

Sincerely,

Silvio Conte